Summarized Financial Information for Linn Energy, LLC (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues and other	$ 604,701
Expenses	(578,170)
Other income and (expense)	(85,464)
Income tax benefit	1,697
Net loss	(57,236)
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	811,428
Noncurrent assets	10,639,810
Total assets	11,451,238
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Equity Method Investment Summarized Financial Information, Equity [Abstract]
Unitholders' capital	$ 4,427,180